Note 7. Long-Term Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Long Term Notes Payable

The table below summarizes the Company’s long-term notes payable as of December 31, 2017 and December 31, 2016:

	Principal Amount	Amount Due	Amount Due
Loan Facility	Owed	Related Parties	Others

4 Year 8% secured note	$47,500	$25,000	$22,500

4 Year 14% secured note	90,000	90,000	-

Total Due December 31, 2016	$137,500	$115,000	$22,500

2 Year 12.5% secured note	$15,000	$-	$ 15,000

2 Year 4%/15% secured
note due Chairman	67,628	67,628	-

2 Year 15% secured note
Note due President	20,000	20,000	-

4 Year 0% note	50,000	-	50,000

Total Due December 31, 2017	$290,128	$202,628	$87,500